Company balance sheet - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Trade and other receivables	$ 1,724	$ 1,342
Total non-current assets	76,554	74,177
Current assets
Trade and other receivables	3,443	3,460
Cash and cash equivalents	10,550	8,201
Total current assets	18,678	15,055
Total assets	95,726	89,263
Current liabilities
Trade and other payables	(7,061)	(6,361)
Total current liabilities	(11,225)	(9,362)
Non-current liabilities
Borrowings and other financial liabilities	(15,148)	(17,470)
Total liabilities	(44,611)	(43,533)
Net assets	51,115	45,730
Capital and reserves
Share premium account	4,306	4,304
Other reserves	12,284	9,216
Retained earnings	23,761	21,631
Total equity	51,115	45,730	$ 44,128	$ 54,594
Rio Tinto plc [member]
Non-current assets
Carrying value of Group's interest	36,093	36,050	36,180
Trade and other receivables	396	392
Total non-current assets	36,489	36,442
Current assets
Trade and other receivables	9,242	6,070
Cash and cash equivalents	5	4
Total current assets	9,247	6,074
Total assets	45,736	42,516
Current liabilities
Trade and other payables	(12,388)	(12,223)
Dividends payable	(18)	(16)
Other financial liabilities	(347)	(23)
Total current liabilities	(12,753)	(12,262)
Non-current liabilities
Borrowings and other financial liabilities	(341)	(392)
Total liabilities	(13,094)	(12,654)
Net assets	32,642	29,862
Capital and reserves
Share capital	220	224	224	$ 230
Share premium account	4,306	4,304
Other reserves	11,992	11,988
Retained earnings	16,124	13,346
Total equity	$ 32,642	$ 29,862	$ 24,970